Offerings - Offering: 1	Aug. 08, 2024 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2029
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99941
Maximum Aggregate Offering Price	$ 499,705,000
Fee Rate	0.00015%
Amount of Registration Fee	$ 73,756.46
Offering Note
(1)
The filing fee is calculated in accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, and related to the Registration Statement on Form
S-3
(File
No. 333-277309)
filed by the registrant on February 23, 2024.